Property and equipment	12 Months Ended
Dec. 31, 2021
Property and equipment
Property and equipment

6       Property and equipment

Property and equipment consist of the following:

		Research
	Furniture	and
	and	manufacturing	Leasehold	Equipment
	fittings	equipment	improvements	under lease	Total
	$	$	$	$	$
Year ended December 31, 2020
Opening net book value	45	122	360	—	527
Additions	—	—	—	633	633
Foreign exchange	1	14	12	24	51
Depreciation	(34)	(136)	(59)	(123)	(352)
Closing net book value	12	—	313	534	859

At December 31, 2020
Cost	127	1,068	553	633	2,381
Accumulated depreciation	(115)	(1,068)	(240)	(99)	(1,522)
Net book value	12	—	313	534	859

Year ended December 31, 2021
Opening net book value	12	—	313	534	859
Additions	—	—	32	408	440
Foreign exchange	(2)	—	1	8	7
Depreciation	(10)	—	(60)	(448)	(518)
Closing net book value	—	—	286	502	788

At December 31, 2021
Cost	127	1,068	578	1,077	2,850
Accumulated depreciation	(127)	(1,068)	(292)	(575)	(2,062)
Net book value	—	—	286	502	788